Equity Transactions - Offerings (Details) $ / shares in Units, $ in Thousands										12 Months Ended
	Jul. 13, 2023 $ / shares shares	Jul. 03, 2023 shares	Apr. 06, 2023 $ / shares	Apr. 03, 2023 EquityInstruments shares	Jul. 01, 2022 shares	Jun. 30, 2022 EquityInstruments shares	Apr. 01, 2022 EquityInstruments shares	Jul. 01, 2021 shares	Apr. 06, 2021 EquityInstruments shares	Dec. 31, 2023 USD ($) EquityInstruments shares	Dec. 31, 2022 USD ($) shares EquityInstruments	Dec. 31, 2021 USD ($) $ / shares shares
Equity transactions
Repurchases of units | $										$ 1,440	$ 49,244	$ 18,388
Dividend declared | $										222,822	95,738	98,522
GasLog Partners LP
Equity transactions
Aggregate purchase price per common unit in cash | $ / shares	$ 8.65		$ 8.65
Non-controlling interests
Equity transactions
Dividend declared | $										$ 146,124	$ 28,442	$ 31,236
GasLog Partners LP | RCUs
Equity transactions
Number of units vested during the period				92,805		50,982	19,638		5,984	335,004	70,620
GasLog Partners LP | PCUs
Equity transactions
Number of units vested during the period				16,089		50,982	14,062		2,992	50,557	65,044
ATM Programme | GasLog Partners LP
Equity transactions
Remaining authorized amount | $											$ 116,351
Common shares | GasLog Partners LP | Gaslog Ltd.
Equity transactions
Number of units cancelled	36,175,157
Common shares | GasLog Partners LP | Non-controlling interests
Equity transactions
Dividend declared | $										$ 119,377
Common shares | GasLog Partners LP | GasLog Partners' Plan
Equity transactions
Number of units issued				108,894		101,964	33,700		8,976
Common shares | ATM Programme | GasLog Partners LP
Equity transactions
Number of units issued												3,195,401
Price per unit/share (in dollars per unit/share) | $ / shares												$ 3.19
Net proceeds after deducting underwriting discounts, commissions and other offering expenses | $												$ 9,633
Common shares | Conversion Of B Units | GasLog Partners LP
Equity transactions
Number of units issued		415,000			415,000			415,000
Preference shares | GasLog Partners LP | Non-controlling interests
Equity transactions
Dividend declared | $										$ 26,747
Preference shares | Unit repurchase programme | GasLog Partners LP
Equity transactions
Number of units repurchased											1,973,611	733,978
Number of units cancelled											1,973,611	733,978
Repurchases of units | $											$ 49,244	$ 18,388
Partnership's Series A Preference Units | Unit repurchase programme | GasLog Partners LP
Equity transactions
Number of units repurchased											665,016
Number of units cancelled											665,016
Repurchases of units | $											$ 16,420
Partnership's Series B Preference Units | Unit repurchase programme | GasLog Partners LP
Equity transactions
Number of units repurchased											639,189	464,429
Number of units cancelled											639,189	464,429
Repurchases of units | $											$ 16,080	$ 11,580
Partnership's Series C Preference Units | Unit repurchase programme | GasLog Partners LP
Equity transactions
Number of units repurchased											669,406	269,549
Number of units cancelled											669,406	269,549
Repurchases of units | $											$ 16,744	$ 6,808
Class B Units | GasLog Partners LP | Gaslog Ltd.
Equity transactions
Number of units cancelled	830,000